Average Annual Total Returns - Tarkio Fund	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	30.33%										11.69%	13.79%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.74%										10.56%	12.87%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.13%										9.01%	11.27%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%										14.42%	14.81%
Tarkio Fund
Prospectus [Line Items]
Average Annual Return, Percent	30.33%	21.72%	26.34%	(30.31%)	24.41%	27.00%	29.57%	(23.27%)	29.04%	28.50%